Secured Investor Certificates (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2016
Notes to Financial Statements
Maturity Schedule Secured Investor Certificates

July 1, 2017 through June 30, 2018	$ 1,461,000
July 1, 2018 through December 31, 2018	3,539,000
2019	2,333,000
2020	4,062,000
2021	1,928,000
Thereafter	14,140,000

Totals	$27,463,000

2017	$ 2,803,000
2018	4,116,000
2019	2,333,000
2020	4,058,000
2021	1,928,000
Thereafter	12,686,000

Totals	$27,924,000